Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 2,350,811	$ 2,350,811
Addition	365,000
Ending balance	$ 2,715,811	$ 2,350,811